Short-Term Loan (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Short-Term Loan [Line Items]
Short-term loans	¥ 82,050	$ 11,454	¥ 98,375
General working capital	¥ 36,601		¥ 98,377
Outstanding borrowings	3.50%	3.50%	3.50%
Short-Term Loan [Member]
Short-Term Loan [Line Items]
Unused lines of credit	¥ 117,950		¥ 101,625